Goldman Sachs Small_Mid Cap Growth Fund Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small_Mid Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	2.04%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	2.00%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.93%
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.43%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.50%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.92%

[1]	Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund. This arrangement will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.